Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income [Abstract]
Components of Accumulated Other Comprehensive Income [Table Text Block]

	Unrealized gains (losses)
	on available for sale	Unrealized gain on
	securities (a)	pension liability (a)	Total (a)
Balance as of December 31, 2015	$488	$-	$488
Other comprehensive loss before reclassification	(4,740)	318	(4,422)
Amount reclassified from accumulated other comprehensive income	(185)	-	(185)
Total other comprehensive loss	(4,925)	318	(4,607)
Balance as of December 31, 2016	$(4,437)	$318	$(4,119)

	Unrealized gains on
	available for sale
	securities (a)
Balance as of December 31, 2014	$462
Other comprehensive income before reclassification	439
Amount reclassified from accumulated other comprehensive income	(413)
Total other comprehensive income	26
Balance as of December 31, 2015	$488

Items Reclassified Out of Each Component of OCI [Table Text Block]

	Amount Reclassified
	From Accumulated		Affected Line Item in
	Other		Consolidated
	Comprehensive		Statement of
Details about other comprehensive income	Income (Loss) (a)		Income

	Twelve months	Twelve months
	ended	ended
	December 31,	December 31,
	2016	2015
Unrealized gains on available for sale securities	$284	$626	Net realized gains on sales of securities
	(99)	(213)	Income tax expense
	$185	$413	Net of tax

Amounts in parentheses indicate debits to net income